Investment Strategy - PGIM AAA CLO Aggregate Duration ETF	May 27, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in U.S. dollar-denominated collateralized loan obligations (“CLOs”) that are, at the time of purchase, rated AAA (or equivalent) by at least one nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the subadviser to be of comparable quality as well as in securities or other instruments that provide similar investment or risk exposure to AAA rated CLOs. For purposes of compliance with the 80% policy, the Fund may invest in other registered funds (including ETFs) or collective investment vehicles that invest principally in CLOs rated AAA (or equivalent) by at least one NRSRO (or, if unrated, determined to be of comparable quality). In addition, the Fund employs a duration overlay (as described below), consisting of longer-duration fixed-income instruments, and may use derivatives, including but not limited to, U.S. Treasury futures, interest rate swaps and options on interest rate instruments.The Fund intends to invest a substantial portion of its investable assets in the PGIM AAA CLO ETF (the “AAA CLO ETF”) to obtain its exposure to CLOs. The Fund may, without prior notice to shareholders, obtain all or a portion of its CLO exposure through direct investments rather than through the AAA CLO ETF. The AAA CLO ETF is an affiliated ETF that has the same manager, subadviser and investment objective as the Fund. Similar to the Fund, the AAA CLO ETF, under normal conditions, invests at least 80% of its investable assets in U.S. dollar-denominated CLOs that are, at the time of purchase, rated AAA (or equivalent) by at least one NRSRO or, if unrated, determined by the AAA CLO ETF’s subadviser to be of comparable quality.Duration Overlay. The Fund will seek to maintain a weighted average portfolio duration within one year (plus or minus) of the duration of the broad U.S. bond market, as measured by the subadviser. The CLOs in which the Fund invests, directly as well as the CLOs to which the Fund gains exposure through its investments in the AAA CLO ETF, typically exhibit very low duration (generally less than one year). Accordingly, the Fund expects to use longer duration fixed income instruments and derivative instruments, such as futures, forwards, options, swaps (including interest rate swaps), options on swaps, and U.S. Treasury futures, in seeking to maintain its target portfolio duration or to extend the overall duration of its portfolio beyond that of its CLO exposure. The Fund’s actual duration may vary over time based on market conditions, interest rate expectations, the characteristics of the underlying collateral of its CLO exposure, and the performance and availability of derivatives used for duration management. Duration measures the sensitivity of an investment’s price to changes in interest rates. Generally, investments with longer durations are more sensitive to interest rate changes than investments with shorter durations. As of April 30, 2026, the weighted average duration of the broad U.S. bond market, as measured by the subadviser, was approximately 5-6 years.The Fund may directly invest: (i) up to 20% of its investable assets in CLOs that are rated, at the time of purchase, below AAA but not less than A- (or equivalent) by at least one NRSRO (or, if unrated, determined by the subadviser to be of comparable quality); (ii) up to 20% of its investable assets in non-U.S. dollar-denominated instruments; (iii) no more than 10% of its investable net assets in any single CLO; (iv) in both floating- and fixed-rate CLOs, but will not invest more than 10% of its investable net assets in fixed-rate CLOs; and (v) in CLOs in both the primary and secondary markets. The AAA CLO ETF is subject to a similar investment approach as described in this paragraph.The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.The Fund is an actively managed ETF and therefore does not seek to replicate the performance of any specific index.A CLO is a type of asset backed security supported by interest and principal payments generated from a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinated corporate loans, including loans that may be rated below investment grade or equivalent unrated loans and to a lesser extent, high yield bonds rated below investment grade. The Fund will predominantly seek exposure to the senior tranches of CLOs which are the tranches in the CLO structure which ordinarily have the highest ratings, the lowest level of risk and the lowest yields.In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The subadviser employs a similar investment approach with respect to the AAA CLO ETF.The Fund may invest in derivative instruments, including but not limited to, futures, forwards, options, swaps, and options on swaps. The Fund may also invest in derivatives that constitute CLO equivalents in order to seek its investment objective and invest in derivatives to try to enhance return or to try to reduce (“hedge”) investment risks. The Fund may seek to limit its risk or enhance returns through derivatives designed to adjust the Fund’s exposure to interest rates, foreign currency, and specific securities or baskets of securities. In selecting investments for the Fund, the Fund’s subadviser will evaluate overall investment opportunities and risks among the types of investments the Fund may hold. The Fund may also buy when-issued securities and participate in delayed-delivery transactions.Each of the Fund and the AAA CLO ETF engage in active trading—that is, frequent trading of its securities—in order to take advantage of new investment opportunities. The Fund and the AAA CLO ETF expect to be more heavily involved in active trading during periods of market volatility seeking to preserve gains or limit losses.